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October 2, 1996



                                                VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Summit Investment Trust (the "Fund"): File Nos. 33-76250 and 811-8406

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by the Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T.

As a secretary of the Fund, I hereby certify that the definitive Prospectuses for the Fund's High Yield Shares class and High Yield Institutional Services Shares class and the Fund's Statement of Additional Information, each dated October 1, 1996, which would have been filed by the Fund pursuant to Rule 497(c), do not differ from those contained in the Fund's most recent registration statement on Form N1-A, filed pursuant to Edgar on October 1, 1996.

If you have any questions concerning this filing, please do not hesitate to call me at (614) 470-8000.

Sincerely,



Craig C. Rudesill
Secretary